Expenses by nature	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
Expenses by nature
19. Expenses by nature
Expenses incurred for the years ended December 31, 2020, 2019 and 2018 are as follows:

Year ended December 31	2020	2019	2018
Personnel expenses
Salaries, fees and short-term benefits	$3 , 199	$6,394	$7,696
Share-based payments	317	417	1,022

	3,515	6,811	8,718
Depreciation, amortization and impairment	2,772	2,017	299
Research and development	1,996	2,887	5,306
Manufacturing	943	752	765
Inventory material costs	3,355	3,851	3,862
Write-down of inventory	682	1,983	95
Medical affairs	161	718	1,026
Administration	398	821	1,505
Selling and logistics	2,975	6,997	8,019
Professional fees	2,920	1,578	740

	$19,717	$28,415	$30,335